MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        October 2, 2009

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R) Aggressive Growth Allocation Fund, MFS(R) Conservative Allocation Fund, MFS(R) Emerging Markets Equity Fund, MFS(R) Growth Allocation Fund, MFS(R) International Diversification Fund, MFS(R) International Growth Fund, MFS(R) International Value Fund and MFS Moderate Allocation Fund (the "Funds")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 70 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 25, 2009.

         Please call the undersigned at (617) 954-5843 or Amy Nightengale at
(617) 954-5169 with any questions you may have.

                                        Very truly yours,


                                        BRIAN E. LANGENFELD
                                        Brian E. Langenfeld
                                        Vice President & Senior Counsel

BEL/bjn